Prepaid Expenses and Other Current Assets	12 Months Ended
Jun. 30, 2023
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of June 30, 2022 and 2023, prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2022	2023
Prepaid inventories	$-	$3,209,413
Other receivable	127,423	127,595
Prepayment	50,460	26,974
Deposit paid	14,616	14,635
Total	$192,499	$3,378,617

Prepayments primarily consist of prepayment for raw materials and consulting services provided by suppliers.